ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2024	Jul. 29, 2024	Mar. 28, 2024	Aug. 16, 2023	Jul. 25, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 13, 2020	May 12, 2020
Description of company operation										The Company operates an On Demand recruiting platform digitally transforming the $28.5 billion employment and recruiting agencies industry
Earn-out liability account balance										$ 0	$ 0
International Sources Revenue										0.80%	3.80%
Fdic Limit						$ 1,962,465		$ 1,962,465		$ 638,299	$ 612,691
Depreciation expense						6,367	$ 6,257	21,354	$ 18,772	25,029	13,747
Deferred revenue										149,848	215,219
Allowance For Doubtful Accounts						$ 890,339		$ 890,339		1,051,411	1,446,613
Bad Debt Expense										$ 143,774	$ 492,906
Common stock, shares authorized						200,000,000		200,000,000		6,666,667	6,666,667	250,000,000	31,250,000
Deemed dividend										$ 503,642
Advertising And Marketing Costs										387,359	$ 725,687
Total payment										$ 250,000
Acquisition-related percentage rate						100.00%		100.00%		100.00%
Common stock equivalents excluded from the computation of diluted earnings per share										1,062,783	1,038,600
Purchase price				$ 1,800,000
Non-refundable payment	$ 1,393,430	$ 150,000						$ 100,000		$ 250,000
Non-refundable payment additional payment										150,000
International sources revenue						1.62%	0.01%	2.02%	0.02%
Purchase of preferred convertible shares					1,000,000
Recognized of deferred revenue								$ 96,483		150,000
Preferred convertible shares value					$ 80,000
Deferred revenue						$ 105,417		105,417		$ 149,848	$ 215,219
Bad debt (recovery) expense						(15,894)	$ (24,537)	(85,535)	$ 175,463
Advertising and marketing costs						$ 14,854	$ 85,193	$ 107,373	$ 321,229
Common stock equivalents excluded from the computation of diluted earnings per share								956,903	1,039,501
Consideration amounts								$ 1,800,000
GoLogiq Stock Purchase Agreement [Member]
Number of issued and outstanding shares percentage								19.99%		19.99%
Ownership percentage of issued and outstanding shares						16.66%		16.66%		16.66%
Purchase price of shares								$ 400,000		$ 400,000
Accounts Receivable [Member]
Concentration Risk								81.00%		10.00%	28.00%
Total Revenue [Member]
Concentration Risk								43.00%		57.00%	14.00%
Technology License and Commercialization Agreement
Agreement description			the Company and GOLQ agreed to and added Section 3.3 to further detail technical assistance from GOLQ to the Company. In addition, Section 5.1 was amended such that the royalty was lowered from eight percent (8%) to five percent (5%) for which the Company granted to GOLQ a warrant to purchase two hundred ninety-two thousand (292,000) shares of Company Common Stock (the “Warrant”) for a price equal to $0.01 per share (the “Exercise Price”). The Warrant may be exercised at any time commencing upon the date that is six (6) months from the Effective Date and terminating at 5:00 P.M., New York time, on the three (3) year anniversary of the Effective Date, unless the closing sale price for the common stock of the Company has closed at or above $5.00 for ten consecutive trading days. Further, the Amendment contains a blocker provision that limits shares issuable under the Warrant such that the shares beneficially owned by GOLQ does not exceed 9.99% of the total number of issued and outstanding shares of the Company’s Common Stock (including for such purpose the shares of Common Stock issuable upon such exercise). These GOLQ Warrants were valued at $480,358 and together with the common shares issued to GOLQ
Customer One [Member]
Concentration Risk									10.00%	10.00%	93.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk										10.00%	10.00%
Customer One [Member] | Total Revenue [Member]
Concentration Risk										10.00%	10.00%
Three Customer [Member]
Concentration Risk								10.00%
Customer Two [Member]
Concentration Risk								10.00%